UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10553

        Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)

		Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
		April 30, 2005

Principal				Optional Call		Market
Amount (000)		Description(1)		Provisions*	Ratings**	Value

		Education and Civic Organizations - 8.1% (5.4% of Total Investments)

$1,250		Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series		5/11 at 101.00	A-	$ 1,345,138
		2001A, 5.875%, 5/15/31

320		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities		2/09 at 101.00	BBB	332,822
		Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
		5.375%, 2/01/19

		University of Arizona, Certificates of Participation, Series 2002A:
750		5.500%, 6/01/18 - AMBAC Insured		6/12 at 100.00	AAA	832,740
500		5.125%, 6/01/22 - AMBAC Insured		6/12 at 100.00	AAA	535,040

		Healthcare - 18.6% (12.5% of Total Investments)

735		Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,		2/12 at 101.00	Ba2	753,573
		Series 2002A, 6.250%, 2/15/21

400		Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series		7/10 at 101.00	A-	446,588
		1999A, 6.625%, 7/01/20

600		Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%,		4/14 at 100.00	A-	618,486
		4/01/20

1,375		Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic		7/14 at 100.00	A-	1,449,181
		Healthcare West, Series 2004A, 5.375%, 7/01/23

500		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic		5/08 at 101.00	AA	528,360
		Hospital, Series 1998, 5.250%, 11/15/37

1,000		Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series		1/10 at 101.00	AAA	1,088,020
		1999A, 5.625%, 1/01/29 - MBIA Insured

1,000		Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale		12/11 at 101.00	A3	1,074,140
		Healthcare, Series 2001, 5.800%, 12/01/31

1,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional		8/13 at 100.00	Baa2	1,059,590
		Medical Center, Series 2003A, 6.000%, 8/01/33

		Housing/Multifamily - 7.8% (5.2% of Total Investments)

1,000		Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing		10/11 at 105.00	AAA	1,066,690
		Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place Apartments,
		Series 2001A-1, 6.000%, 10/20/31

1,425		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue		7/12 at 105.00	AAA	1,548,419
		Bonds, Summit Apartments, Series 2002, 6.450%, 7/20/32

325		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue		4/15 at 100.00	Aaa	328,396
		Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

		Housing/Single Family - 0.2% (0.2% of Total Investments)

80		Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue		11/10 at 101.00	AAA	82,960
		Bonds, Series 2001A-1, 5.350%, 11/01/24 (Alternative Minimum Tax)

		Industrials - 2.2% (1.5% of Total Investments)

810		Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste		No Opt. Call	BBB	819,258
		Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
		3/01/08)

		Tax Obligation/General - 37.6% (25.3% of Total Investments)

1,725		Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/17		7/12 at 100.00	AA+	1,855,479

1,000		Gilbert, Arizona, General Obligation Bonds, Series 2002A, 5.000%, 7/01/18 - AMBAC Insured		7/11 at 100.00	AAA	1,072,530

		Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington
		Elementary School, Series 2002A:
1,000		5.375%, 7/01/15 - FSA Insured		No Opt. Call	AAA	1,144,060
1,000		5.375%, 7/01/16 - FSA Insured		No Opt. Call	AAA	1,145,680

1,165		Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation Refunding		No Opt. Call	AAA	1,315,425
		Bonds, Series 2002A, 5.250%, 7/01/14 - FGIC Insured

1,000		Mesa, Arizona, General Obligation Bonds, Series 2000, 6.500%, 7/01/11 - FGIC Insured		No Opt. Call	AAA	1,177,620

1,405		Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 - FGIC Insured		No Opt. Call	AAA	1,607,404

		Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
1,700		5.000%, 7/01/22		7/12 at 100.00	AA+	1,812,642
500		5.000%, 7/01/27		7/12 at 100.00	AA+	524,365

1,000		Pinal County Unified School District 43, Apache Junction, Arizona, General Obligation Refunding		No Opt. Call	AAA	1,169,170
		Bonds, Series 2001, 5.750%, 7/01/15 - FGIC Insured

510		Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24		7/11 at 100.00	N/R	542,380

790		Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured		No Opt. Call	AAA	857,853

		Tax Obligation/Limited - 44.3% (29.8% of Total Investments)

		Arizona State, Certificates of Participation, Series 2002A:
750		5.000%, 11/01/17 - MBIA Insured		5/12 at 100.00	AAA	803,708
1,000		5.000%, 11/01/18 - MBIA Insured		5/12 at 100.00	AAA	1,070,340
500		5.000%, 11/01/20 - MBIA Insured		5/12 at 100.00	AAA	529,345

1,000		Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/21		7/12 at 100.00	AAA	1,085,650

322		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien		7/10 at 102.00	N/R	356,393
		Bonds, Series 2001A, 7.875%, 7/01/25

670		Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series 2003,		7/13 at 100.00	A	692,874
		5.350%, 7/15/28 - ACA Insured

1,000		Maricopa County Public Finance Authority, Arizona, Lease Revenue Bonds, Series 2001, 5.500%,		7/11 at 100.00	Aaa	1,109,810
		7/01/15 - AMBAC Insured

		Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840		5.375%, 6/01/18 - AMBAC Insured		6/12 at 100.00	Aaa	925,621
2,645		5.375%, 6/01/19 - AMBAC Insured		6/12 at 100.00	Aaa	2,914,605

1,500		Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II Project,		3/12 at 100.00	AAA	1,641,405
		Series 2001, 5.250%, 9/15/16 - AMBAC Insured

460		Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster		12/14 at 100.00	BBB-	470,934
		Basic Schools Inc., Series 2004, 6.000%, 12/15/24

1,070		Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue		No Opt. Call	A	1,104,764
		Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured

1,000		Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,		7/12 at 100.00	A-	1,052,920
		Series 2002D, 5.125%, 7/01/24

480		Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona		9/14 at 100.00	BBB-	488,486
		Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

1,000		Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,		7/10 at 100.00	AAA	1,068,650
		7/01/18 - FGIC Insured

750		Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series		7/15 at 100.00	N/R	762,375
		2005, 5.750%, 7/15/24

640		Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax Revenue Bonds, Series 2001,		7/10 at 100.00	AAA	678,496
		5.000%, 7/01/21 - AMBAC Insured

		Transportation - 5.5% (3.7% of Total Investments)

1,000		Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 1998A,		7/08 at 101.00	AAA	1,031,930
		5.000%, 7/01/25 - FSA Insured

1,000		Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,		7/12 at 100.00	AAA	1,047,970
		5.250%, 7/01/27 (Alternative Minimum Tax) - FGIC Insured

		U.S. Guaranteed *** - 8.9% (6.0% of Total Investments)

715		Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded to		7/12 at 100.00	AAA	822,829
		7/01/12) - FGIC Insured

300		Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series		7/14 at 100.00	AAA	338,988
		2004B, 5.250%, 7/01/20 (Pre-refunded to 7/01/14) - FSA Insured

1,000		Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2004, 5.125%, 7/01/23		7/14 at 100.00	AAA	1,120,250
		(Pre-refunded to 7/01/14) - FSA Insured

990		Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/23 (Pre-refunded to		7/11 at 100.00	AAA	1,087,010
		7/01/11)

		Utilities - 7.0% (4.7% of Total Investments)

1,115		Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,		No Opt. Call	AA	1,252,524
		Hoover Project, Series 2001, 5.250%, 10/01/15

1,000		Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured		7/11 at 100.00	AAA	1,062,030

320		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue		1/13 at 100.00	AA	343,328
		Bonds, Series 2002B, 5.000%, 1/01/22

		Water and Sewer - 8.5% (5.7% of Total Investments)

500		Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue Bonds,		12/07 at 102.00	AAA	530,070
		Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 (Alternative Minimum Tax) - AMBAC
		Insured

360		Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,		7/13 at 100.00	AAA	385,464
		5.000%, 7/01/23 - MBIA Insured

1,000		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds,		No Opt. Call	AAA	1,174,710
		Series 2001, 5.500%, 7/01/22 - FGIC Insured

1,000		Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 - FGIC Insured		7/12 at 102.00	AAA	1,125,641

$51,792		Total Long-Term Investments (cost $52,959,988) - 148.7%				56,213,129

		Other Assets Less Liabilities - 0.2%				98,108

		Preferred Shares, at Liquidation Value - (48.9)%				(18,500,000)

		Net Assets Applicable to Common Shares - 100%				$37,811,237

		Forward Swap Contracts outstanding at April 30, 2005:
						Unrealized
			Notional	Effective	Termination	Appreciation
			Amount	Date(2)	Date	(Depreciation)

		Agreement with Goldman Sachs dated December 6, 2004, to pay
		semi-annually the notional amount multiplied by 5.324% (annualized)
		and receive quarterly the notional amount multiplied by the three-month
		USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	$800,000	7/11/05	7/11/25	$(36,841)

		Agreement with JP Morgan Chase dated Janurary 11, 2005, to pay
		semi-annually the notional amount multiplied by 5.235% (annualized)
		and receive quarterly the notional amount multiplied by the three-month
		USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	750,000	8/17/05	8/17/25	(24,709)

		Agreement with Merrill Lynch dated Feburary 14, 2005, to pay semi-
		annually the notional amount multiplied by 4.886% (annualized)
		and receive quarterly the notional amount multiplied by the three-month
		USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	800,000	8/24/05	8/24/25	9,110

						$(52,440)

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
		accruals on each forward swap contract.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest.
	N/R	Investment is not rated.

		Income Tax Information

		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on security transactions.

		At April 30, 2005, the cost of investments was $52,959,101.

		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation				$3,295,261
		Depreciation				(41,233)

		Net unrealized appreciation of investments				$3,254,028

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.